Geographic Information	3 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Geographic Information

During the three months ended December 31, 2014, the Company recognized revenues from international sources from its products and monitoring services.  Revenues are attributed to the geographic areas based on the location of the customers purchasing and leasing the products and services.  The revenues recognized by geographic area for the three months ended December 31, 2014 and 2013, are as follows:

	Three Months Ended December 31,
	2014	2013
United States of America	$3,364,318	$1,884,164
Latin American countries	432,929	-
Caribbean countries and commonwealths	763,736	756,678
Other foreign countries	59,236	18,452
Total	$4,620,219	$2,659,294

The long-lived assets, net of accumulated depreciation, used in the generation of revenues by geographic area as of December 31, 2014 and September 30, 2014, were as follows:

	Net Property and Equipment		Net Monitoring Equipment
	December 31, 2014	September 30, 2014	December 31, 2014	September 30, 2014
United States of America	$568,127	$611,095	$1,406,581	$1,645,137
Latin American countries	1,200,687	1,168,406	626,628	237,667
Caribbean countries and commonwealths	-	-	-	-
Other foreign countries	112,214	80,746	23,869	31,862
Total	$1,881,028	$1,860,247	$2,057,078	$1,914,666